JPMorgan Strategic Income Opportunities Fund Expense Example - R5 R6 Shares [Member] - JPMorgan Strategic Income Opportunities Fund	Feb. 28, 2025 USD ($)
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	220
Expense Example, with Redemption, 5 Years	393
Expense Example, with Redemption, 10 Years	894
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	184
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	$ 752